UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund –
.
TSBLX QM U.S. Bond Index
Fund–
.
I  Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
HIGHLIGHTS
The QM U.S. Bond Index Fund generated modestly positive returns but underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period.
Interest rate volatility weighed on performance, and a slight average duration overweight also detracted. However, security selection and sector allocations both added value.
Nominal sector allocations were generally unchanged, but the fund maintained a slight underweight, on a risk-adjusted basis, in the investment-grade corporate sector.
We believe that additional interest rate hikes are unlikely, and, absent a significant reacceleration of economic data or a fall in long-term yields, a resumption of rate increases next year is improbable. The Federal Reserve is more likely to rely on higher-for-longer messaging to further tighten financial conditions if necessary.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE QM U.S. Bond Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE QM U.S. Bond Index Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. Bond Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The fund returned 0.21% for the 12 months through October 31, 2023, underperforming the Bloomberg U.S. Aggregate Bond Index, as shown in the
Performance Comparison table. (Performance for I and Z Class shares can vary, reflecting their different fee structures and other factors. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund recorded a modest
gain for the one-year period
despite a sharp rise in U.S.
Treasury yields, benefiting
from higher coupon return.
Shorter-maturity yields
rose the most as the Federal
Reserve hiked policy rates
six times during the period,
raising the upper end of the
target range to 5.5%, but
intermediate and longer-term Treasury yields also climbed higher as the market increasingly expected the Fed to keep rates “higher for longer.” In addition, supply pressures weighed on longer-term debt prices.
Elevated interest rate volatility was a headwind for the fund, and duration positioning also dragged on relative results. (Duration is a measure of a bond’s or a bond portfolio’s sensitivity to interest rate changes.) Though duration was taken short relative to the benchmark in certain periods, the fund’s structural preference for a small duration overweight relative to the benchmark detracted in the rising rate environment. The fund’s cash holdings and overweight at the front end of the curve, however, provided beneficial carry with the yield curve inverted. (Carry is the excess income earned from holding a higher-yielding security relative to another.) The fund also held exposure to interest rate derivatives to manage duration and curve exposures more efficiently, which dragged on absolute performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
QM U.S. Bond Index
Fund –
.
-6.14% 0.21%
QM U.S. Bond Index
Fund–
.
I  Class -6.18 0.34
QM U.S. Bond Index
Fund–
.
Z  Class -6.03 0.46
Bloomberg U.S. Aggregate
Bond Index -6.13 0.36

T. ROWE PRICE QM U.S. Bond Index Fund

However, security selection and sector allocation added value versus the benchmark for the period. Out-of-benchmark exposure to non-agency residential mortgage-backed securities (MBS) contributed as the sector benefited from light supply, a rebound in national home prices, and increased risk appetite on fading recession concerns. While modestly underweighting investment-grade (IG) corporate bonds on a risk-adjusted basis weighed on relative performance, the fund’s risk overweight in the government-related sector, expressed mostly through taxable municipal securities, boosted performance. Overweight exposure in asset-backed securities also benefited the fund as credit spreads in the shorter-duration sector tightened relative to
Treasuries. (Credit spread is the difference in yield between securities with similar maturity but different credit quality. Widening spreads generally indicate deteriorating creditworthiness of corporate borrowers, and narrowing spreads indicate improvement.)
How is the fund positioned?
Although the fund added marginally to corporate bonds while trimming taxable municipal holdings, the fund’s nominal sector allocations were relatively unchanged from where they started a year ago. The fund held a sizable portion of assets in agency MBS, which can offer attractive yield and liquidity benefits.
Spreads also gapped wider in September, and we believe agency MBS spreads could benefit once interest rate volatility subsides.
The fund held a larger nominal IG corporate allocation than the benchmark to boost yield, but it maintained an underweight in the IG corporate sector on a risk-weighted basis, which can help dampen volatility. Corporate credit spreads have the potential to tighten through the remainder of 2023 based on seasonal factors, and corporate fundamentals have been resilient. But we believe longer-
term concerns remain around the lagged effects of tighter monetary policy on corporate earnings. If the economy slows, as the Fed desires to control inflation, corporates could experience increased rating downgrades as the cost of borrowing increases. The long end of the credit curve has performed well over the past year, so we believe valuations look more attractive in intermediate maturities.
Though we made tactical shifts in duration over the year, the fund maintained a neutral-to-long duration posture versus the benchmark for most of the period as we believe overweighting duration can be complementary to the fund’s holdings in credit sectors. We held more conviction in a longer-duration stance after Treasury yields sold off meaningfully and the Federal Reserve appeared to be nearing the end of its policy tightening.

T. ROWE PRICE QM U.S. Bond Index Fund

What is portfolio management’s outlook?
Core inflation has gradually
slowed, and the labor market
has been loosening in an
orderly fashion, giving the
Federal Reserve greater
flexibility with monetary
policy. We believe that
additional interest rate hikes
are unlikely, and, absent a
significant reacceleration
of economic data or a
fall in long-term yields, a
resumption of rate increases
next year is improbable.
The Federal Reserve is more
likely to rely on higher-for-
longer messaging to further
tighten financial conditions
if necessary.
While the risk environment
remains supportive for
now, we are concerned that
we have yet to feel the full
force of monetary policy
tightening. Moreover, bank
funding conditions remain
fragile, and while banking
system stress has dissipated
since March, ongoing
quantitative tightening and
deposit outflows are likely to
cause more funding stress for
regional banks. This could
further impede the flow of
credit to the economy and
contribute to higher risk-
asset volatility. Some of our longer-term quantitative models are also sending bearish signals for corporate credit.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks. We remain confident in our investment approach, which is built on a foundation of quantitative portfolio construction elements, augmented with fundamental insights from our deep global credit research platform.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE QM U.S. Bond Index Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE QM U.S. Bond Index Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
QM U.S. BOND INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE QM U.S. Bond Index Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
QM U.S. Bond Index
Fund –
.
0.21% -0.09% 0.91% – –
QM U.S. Bond Index
Fund–
.
I  Class 0.34 – – -5.47% 10/5/20
QM U.S. Bond Index
Fund–
.
Z  Class 0.46 – – -5.35 10/5/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE QM U.S. Bond Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
QM U.S. Bond Index Fund 0.27%
QM U.S. Bond Index Fund–I Class 0.13
QM U.S. Bond Index Fund–Z Class 0.10
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE QM U.S. Bond Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
QM U.S. BOND INDEX FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $938.60 $1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
I Class
Actual   1,000.00   938.20   0.59
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.60   0.61
Z Class
Actual   1,000.00   939.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.25%, the
2
I Class
was 0.12%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
QM U.S. Bond Index Fund –
.
0.31% 0.11% 1.14% – –
QM U.S. Bond Index Fund–
.
I  Class 0.33  – – -5.10% 10/5/20
QM U.S. Bond Index Fund–
.
Z  Class 0.56  – – -4.98  10/5/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.40 $ 11.77 $ 11.34 $ 10.49
Investment activities
Net investment income
(1)(2)
0.33 0.24 0.21 0.27 0.33
Net realized and unrealized gain/
loss (0.30) (2.07) (0.22) 0.46 0.85
Total from investment activities 0.03 (1.83) (0.01) 0.73 1.18
Distributions
Net investment income (0.33) (0.24) (0.21) (0.28) (0.33)
Net realized gain — — (0.15) (0.02) —
Total distributions (0.33) (0.24) (0.36) (0.30) (0.33)
NET ASSET VALUE
End of period $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.34

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.21% (16.20)% (0.08)% 6.49% 11.42%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.27% 0.27% 0.23% 0.29% 0.30%
Net expenses after waivers/
payments by Price Associates 0.25% 0.25% 0.23% 0.29% 0.30%
Net investment income 3.48% 2.23% 1.82% 2.36% 2.97%
Portfolio turnover rate
(4)
73.9% 203.5% 225.2% 161.2% 71.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 39.3% 64.9% 63.7% 69.8% 50.4%
Net assets, end of period (in
millions) $574 $551 $1,310 $1,620 $1,195
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.41 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.35 0.27 0.22 0.02
Net realized and unrealized gain/loss (0.30) (2.09) (0.20) (0.03)
(4)
Total from investment activities 0.05 (1.82) 0.02 (0.01)
Distributions
Net investment income (0.35) (0.26) (0.23) (0.02)
Net realized gain — — (0.15) —
Total distributions (0.35) (0.26) (0.38) (0.02)
NET ASSET VALUE
End of period $ 9.03 $ 9.33 $ 11.41 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
0.34% (16.16)% 0.12% (0.10)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.13% 0.13% 0.13% 0.11%
(6)
Net expenses after waivers/payments by Price
Associates 0.12% 0.12% 0.12% 0.11%
(6)
Net investment income 3.61% 2.58% 1.94% 2.38%
(6)
Portfolio turnover rate
(7)
73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in thousands) $514,815 $509,738 $274,644 $24,770
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.40 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.36 0.29 0.24 0.02
Net realized and unrealized gain/loss (0.30) (2.09) (0.22) (0.03)
(4)
Total from investment activities 0.06 (1.80) 0.02 (0.01)
Distributions
Net investment income (0.36) (0.27) (0.24) (0.02)
Net realized gain — — (0.15) —
Total distributions (0.36) (0.27) (0.39) (0.02)
NET ASSET VALUE
End of period $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
0.46% (15.99)% 0.15% (0.09)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.10% 0.10% 0.12% 0.25%
(6)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 3.80% 2.82% 2.07% 2.10%
(6)
Portfolio turnover rate
(7)
73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in thousands) $79,290 $24,909 $1,879 $100
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.5%
Car Loan 1.7%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,170 1,143
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26  (1) 655 614
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,981
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,991
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 296
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 208
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,597
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 1,730 1,715
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 888
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 2,745 2,729
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 2,020 1,834
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 520 500
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,483
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 604

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,268
19,851
Credit Card 0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 248
248
Other Asset-Backed Securities 1.3%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 2,280 2,246
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 1,565 1,552
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,342
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 774 684
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,671 1,366
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.761%, 5/20/34  (1) 2,155 2,123
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 60 58
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 985 981
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 500 498
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,273 1,200
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 1,255 1,246
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 715 669

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 212 196
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 18 18
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 133 132
15,311
Student Loan 0.5%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 550 521
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 829 762
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 258 226
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 231 208
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 395 378
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37  (1) 422 387
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,126 996
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 2,135 1,817
5,295
Total Asset-Backed Securities
(Cost $42,946) 40,705
CORPORATE BONDS 26.7%
FINANCIAL INSTITUTIONS 10.6%
Banking 6.3%
ABN AMRO Bank, 4.75%, 7/28/25  (1) 390 377
Ally Financial, 2.20%, 11/2/28  (2) 1,505 1,155
American Express, 4.90%, 2/13/26  3,385 3,316
Banco Santander, 3.49%, 5/28/30  600 492

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Santander Mexico, 5.375%, 4/17/25  (1) 1,260 1,238
Bank of America, 3.50%, 4/19/26  600 566
Bank of America, 4.00%, 1/22/25  650 633
Bank of America, 4.20%, 8/26/24  290 285
Bank of America, 6.00%, 10/15/36  300 288
Bank of America, 7.75%, 5/14/38  150 160
Bank of America, VR, 2.592%, 4/29/31  (3) 1,875 1,481
Bank of America, VR, 2.676%, 6/19/41  (3) 1,575 959
Bank of America, VR, 3.824%, 1/20/28  (3) 2,280 2,103
Bank of America, VR, 4.244%, 4/24/38  (3) 45 35
Bank of New York Mellon, VR, 6.474%, 10/25/34  (3) 1,440 1,442
Banque Federative du Credit Mutuel, 4.935%, 1/26/26  (1) 3,570 3,466
Barclays, VR, 2.852%, 5/7/26  (3) 1,640 1,548
BPCE, 4.50%, 3/15/25  (1) 1,015 980
Capital One Financial, 3.65%, 5/11/27  1,430 1,290
Capital One Financial, 3.90%, 1/29/24  (2) 810 805
Citigroup, 5.875%, 1/30/42  450 412
Citigroup, VR, 3.887%, 1/10/28  (3) 2,050 1,902
Citigroup, VR, 4.075%, 4/23/29  (3) 1,920 1,742
Credit Suisse, 2.95%, 4/9/25  1,080 1,025
Danske Bank, VR, 3.244%, 12/20/25  (1)(3) 2,290 2,190
Discover Bank, 2.70%, 2/6/30  2,000 1,506
Discover Financial Services, 3.75%, 3/4/25  1,440 1,381
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (3) 460 446
Goldman Sachs Group, 3.50%, 1/23/25  750 725
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,096
Goldman Sachs Group, 4.25%, 10/21/25  825 791
Goldman Sachs Group, 6.75%, 10/1/37  455 445
Goldman Sachs Group, VR, 3.272%, 9/29/25  (3) 1,915 1,859
HSBC Bank USA, 5.875%, 11/1/34  550 502
HSBC Holdings, VR, 2.013%, 9/22/28  (3) 3,345 2,803
ING Groep, VR, 6.114%, 9/11/34  (3) 740 693
JPMorgan Chase, 2.95%, 10/1/26  (2) 980 905
JPMorgan Chase, VR, 2.956%, 5/13/31  (3) 1,230 992
JPMorgan Chase, VR, 3.782%, 2/1/28  (3) 990 919
JPMorgan Chase, VR, 3.882%, 7/24/38  (3) 1,405 1,080
JPMorgan Chase, VR, 5.299%, 7/24/29  (2)(3) 3,170 3,056
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,085
Morgan Stanley, 3.125%, 7/27/26  2,000 1,845
Morgan Stanley, 4.30%, 1/27/45  750 561
Morgan Stanley, 6.25%, 8/9/26  175 175
Morgan Stanley, VR, 2.188%, 4/28/26  (3) 1,410 1,326
Morgan Stanley, VR, 3.217%, 4/22/42  (3) 830 546
PNC Financial Services Group, VR, 4.758%, 1/26/27  (3) 1,920 1,844
Santander Holdings USA, VR, 6.499%, 3/9/29  (3) 885 856
State Street, VR, 4.857%, 1/26/26  (3) 640 628

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,729
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,598
Truist Financial, 1.95%, 6/5/30  (2) 1,470 1,097
UBS Group, VR, 1.364%, 1/30/27  (1)(3) 1,700 1,506
UBS Group, VR, 2.193%, 6/5/26  (1)(3) 1,405 1,308
UBS Group, VR, 2.593%, 9/11/25  (1)(3) 1,400 1,348
Wells Fargo, VR, 2.188%, 4/30/26  (3) 1,655 1,558
Wells Fargo, VR, 2.393%, 6/2/28  (3) 2,415 2,107
Wells Fargo, VR, 5.574%, 7/25/29  (3) 1,250 1,202
Wells Fargo, VR, 6.303%, 10/23/29  (3) 1,380 1,370
73,778
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 1.85%, 9/15/32  (2) 1,735 1,228
1,228
Finance Companies 0.7%
AerCap Ireland Capital, 4.875%, 1/16/24  825 822
AerCap Ireland Capital, 5.75%, 6/6/28  (2) 1,500 1,436
AerCap Ireland Capital, 6.15%, 9/30/30  700 670
AerCap Ireland Capital, 6.50%, 7/15/25  655 653
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 495 485
Avolon Holdings Funding, 6.375%, 5/4/28  (1) 1,560 1,507
GATX, 4.35%, 2/15/24  2,355 2,341
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 525 518
8,432
Insurance 2.2%
AIA Group, 3.20%, 3/11/25  (1) 510 493
Allstate, 6.125%, 12/15/32  150 146
American International Group, 3.875%, 1/15/35  425 338
Aon, 3.875%, 12/15/25  405 388
Aon Corp., 5.00%, 9/12/32  3,075 2,801
Chubb INA Holdings, 3.35%, 5/15/24  550 543
Elevance Health, 4.55%, 3/1/48  1,135 865
Elevance Health, 4.65%, 1/15/43  485 387
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,486
First American Financial, 4.60%, 11/15/24  410 403
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,100 999
Humana, 2.15%, 2/3/32  1,050 774
Humana, 3.70%, 3/23/29  (2) 880 796
Liberty Mutual Group, 4.50%, 6/15/49  (1) 1,670 1,106
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,370 1,015
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,886
New York Life Insurance, 3.75%, 5/15/50  (1) 1,415 925
Principal Financial Group, 2.125%, 6/15/30  (2) 1,900 1,472
Principal Financial Group, 3.40%, 5/15/25  1,215 1,166
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25  (1) 2,345 2,157

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47  (1) 1,400 1,013
Travelers, 6.25%, 6/15/37  225 228
UnitedHealth Group, 2.00%, 5/15/30  10 8
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,436
UnitedHealth Group, 3.75%, 7/15/25  400 389
UnitedHealth Group, 4.75%, 7/15/45  900 734
Willis North America, 4.50%, 9/15/28  1,110 1,029
24,992
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 9
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,286
Brixmor Operating Partnership, 3.90%, 3/15/27  495 451
Brixmor Operating Partnership, 4.05%, 7/1/30  760 651
Essex Portfolio, 2.65%, 3/15/32  (2) 660 500
Essex Portfolio, 4.50%, 3/15/48  1,455 1,049
Extra Space Storage, 4.00%, 6/15/29  15 13
Healthcare Realty Holdings, 3.625%, 1/15/28  605 535
Healthpeak OP, 2.125%, 12/1/28  710 585
Healthpeak OP, 2.875%, 1/15/31  420 331
Kilroy Realty, 3.45%, 12/15/24  750 720
Kilroy Realty, 4.375%, 10/1/25  335 319
Prologis, 4.00%, 9/15/28  2,110 1,945
Public Storage Operating, 1.95%, 11/9/28  1,285 1,077
Realty Income, 2.20%, 6/15/28  685 578
Realty Income, 3.95%, 8/15/27  835 775
Realty Income, 4.625%, 11/1/25  1,775 1,731
Regency Centers, 3.60%, 2/1/27  350 325
Regency Centers, 4.125%, 3/15/28  520 477
Simon Property Group, 3.80%, 7/15/50  2,830 1,803
15,160
Total Financial Institutions 123,590
INDUSTRIAL 14.3%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 139
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 510
LYB International Finance II, 3.50%, 3/2/27  1,000 924
Nucor, 2.70%, 6/1/30  (2) 775 635
Nucor, 3.95%, 5/1/28  1,405 1,308
Nutrien, 4.00%, 12/15/26  525 495
Packaging Corp. of America, 3.65%, 9/15/24  395 387
4,398
Capital Goods 0.4%
Amphenol, 4.75%, 3/30/26  310 303
CRH America Finance, 3.95%, 4/4/28  (1) 1,700 1,569

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
General Dynamics, 3.25%, 4/1/25  35 34
L3Harris Technologies, 3.832%, 4/27/25  295 286
Lockheed Martin, 3.60%, 3/1/35  240 195
Lockheed Martin, 4.07%, 12/15/42  184 142
Mohawk Industries, 5.85%, 9/18/28  (2) 1,430 1,406
Republic Services, 2.50%, 8/15/24  20 19
Republic Services, 3.375%, 11/15/27  585 538
Vulcan Materials, 4.50%, 6/15/47  5 4
4,496
Communications 2.6%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,236
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,314
America Movil SAB de CV, 6.375%, 3/1/35  300 303
American Tower, 2.40%, 3/15/25  1,010 959
AT&T, 2.25%, 2/1/32  (2) 3,500 2,589
AT&T, 4.35%, 3/1/29  (2) 1,020 940
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,809
Charter Communications Operating, 3.70%, 4/1/51  1,795 984
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,203
Comcast, 2.65%, 2/1/30  10 8
Comcast, 3.20%, 7/15/36  80 59
Comcast, 3.95%, 10/15/25  845 819
Crown Castle, 2.25%, 1/15/31  1,665 1,248
Crown Castle International, 3.70%, 6/15/26  700 658
Crown Castle Towers, 3.663%, 5/15/25  (1) 195 187
Interpublic Group, 4.20%, 4/15/24  410 405
Meta Platforms, 5.60%, 5/15/53  (2) 1,825 1,644
Omnicom Group, 3.60%, 4/15/26  695 657
Omnicom Group, 3.65%, 11/1/24  460 448
Rogers Communications, 3.625%, 12/15/25  335 318
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,005 959
T-Mobile USA, 3.75%, 4/15/27  3,565 3,308
Time Warner Cable, 6.55%, 5/1/37  235 205
Time Warner Cable, 6.75%, 6/15/39  275 240
Verizon Communications, 1.68%, 10/30/30  625 465
Verizon Communications, 2.65%, 11/20/40  3,200 1,930
Verizon Communications, 4.00%, 3/22/50  1,500 1,027
Vodafone Group, 4.25%, 9/17/50  700 479
Vodafone Group, 4.875%, 6/19/49  20 15
Walt Disney, 3.70%, 10/15/25  285 275
Warnermedia Holdings, 5.05%, 3/15/42  1,570 1,158
Weibo, 3.50%, 7/5/24  (2) 1,275 1,250
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,320
30,419
Consumer Cyclical 2.1%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,723

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Amazon.com, 2.80%, 8/22/24  585 572
AutoZone, 1.65%, 1/15/31  2,000 1,464
AutoZone, 3.125%, 4/18/24  2,320 2,287
AutoZone, 3.125%, 4/21/26  445 417
AutoZone, 3.75%, 6/1/27  20 19
AutoZone, 5.05%, 7/15/26  1,390 1,364
Booking Holdings, 3.65%, 3/15/25  810 789
General Motors, 4.00%, 4/1/25  1,090 1,057
Home Depot, 5.875%, 12/16/36  3,000 2,969
Hyundai Capital America, 1.30%, 1/8/26  (1) 1,510 1,361
Hyundai Capital America, 5.50%, 3/30/26  (1) 820 808
McDonald's, 1.45%, 9/1/25  935 867
McDonald's, 3.30%, 7/1/25  15 14
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 1,930 1,889
O'Reilly Automotive, 3.60%, 9/1/27  20 18
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,233
Ross Stores, 1.875%, 4/15/31  300 223
Ross Stores, 4.60%, 4/15/25  3,575 3,503
TJX, 1.60%, 5/15/31  1,425 1,069
24,646
Consumer Non-Cyclical 4.3%
Abbott Laboratories, 3.40%, 11/30/23  784 782
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,389
AbbVie, 3.20%, 5/14/26  225 212
AbbVie, 4.45%, 5/14/46  1,280 988
AbbVie, 4.50%, 5/14/35  1,235 1,079
AbbVie, 4.70%, 5/14/45  1,385 1,126
Altria Group, 2.35%, 5/6/25  250 237
Amgen, 2.60%, 8/19/26  1,275 1,176
Amgen, 2.77%, 9/1/53  1,239 644
Amgen, 5.15%, 3/2/28  1,615 1,573
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 28
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,243
Banner Health, 1.897%, 1/1/31  850 647
Banner Health, 2.913%, 1/1/51  35 20
BAT Capital, 4.39%, 8/15/37  1,515 1,098
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,759
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,037
Biogen, 2.25%, 5/1/30  2,885 2,266
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 786
Cardinal Health, 3.41%, 6/15/27  1,405 1,288
Cardinal Health, 3.75%, 9/15/25  905 869
Centra Health, 4.70%, 1/1/48  25 19
CommonSpirit Health, 2.76%, 10/1/24  865 839
CommonSpirit Health, 2.782%, 10/1/30  980 785
CommonSpirit Health, 3.91%, 10/1/50  40 27

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 844
CVS Health, 2.70%, 8/21/40  2,425 1,467
CVS Health, 5.125%, 7/20/45  925 739
Hackensack Meridian Health, 4.211%, 7/1/48  (2) 1,680 1,259
Hasbro, 3.00%, 11/19/24  1,395 1,349
Hasbro, 3.55%, 11/19/26  1,920 1,772
HCA, 4.125%, 6/15/29  1,695 1,502
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 760
JDE Peet's, 1.375%, 1/15/27  (1) 1,245 1,068
Keurig Dr Pepper, 2.55%, 9/15/26  450 412
Mass General Brigham, Series 2020, 3.192%, 7/1/49  (2) 1,905 1,180
McKesson, 5.25%, 2/15/26  3,635 3,589
MedStar Health, Series 20A, 3.626%, 8/15/49  920 588
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 438
Merck, 5.00%, 5/17/53  810 691
Nestle Holdings, 4.85%, 3/14/33  (1) 2,700 2,528
Northwell Healthcare, 3.979%, 11/1/46  1,275 874
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,725 1,436
Revvity, 1.90%, 9/15/28  1,575 1,291
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 310
Takeda Pharmaceutical, 2.05%, 3/31/30  (2) 2,310 1,826
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,245
50,090
Energy 1.7%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,733
Boardwalk Pipelines, 4.45%, 7/15/27  230 215
Boardwalk Pipelines, 4.95%, 12/15/24  380 374
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,221
Cameron LNG, 2.902%, 7/15/31  (1) 520 419
Cameron LNG, 3.701%, 1/15/39  (1) 430 315
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,235
Enbridge, 4.25%, 12/1/26  355 338
Enbridge, 5.50%, 12/1/46  555 461
Enbridge Energy Partners, 5.50%, 9/15/40  (2) 170 143
Energy Transfer, 3.75%, 5/15/30  680 582
Energy Transfer, 5.25%, 4/15/29  1,105 1,047
Kinder Morgan, 5.20%, 6/1/33  1,800 1,624
MPLX, 5.65%, 3/1/53  (2) 1,600 1,308
Pioneer Natural Resources, 1.125%, 1/15/26  695 631
Pioneer Natural Resources, 5.10%, 3/29/26  635 627
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 750
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 588
Spectra Energy Partners, 3.375%, 10/15/26  460 429
Spectra Energy Partners, 4.75%, 3/15/24  25 25

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
TotalEnergies Capital International, 2.434%, 1/10/25  40 39
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,325
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 596
Williams, 4.85%, 3/1/48  190 145
Woodside Finance, 3.70%, 9/15/26  (1) 330 309
Woodside Finance, 3.70%, 3/15/28  (1) 435 390
Woodside Finance, 4.50%, 3/4/29  (1) 1,435 1,310
20,179
Industrial Other 0.2%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,127
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 729
President & Fellows of Harvard College, 3.619%, 10/1/37  385 307
2,163
Technology 1.8%
Apple, 3.20%, 5/13/25  (2) 45 44
Apple, 4.85%, 5/10/53  2,100 1,823
Fiserv, 3.20%, 7/1/26  10 9
Intuit, 5.125%, 9/15/28  2,880 2,833
Keysight Technologies, 4.55%, 10/30/24  1,427 1,405
Micron Technology, 4.185%, 2/15/27  805 752
Moody's, 2.00%, 8/19/31  1,660 1,257
NXP, 3.15%, 5/1/27  395 358
QUALCOMM, 3.25%, 5/20/27  1,004 934
RELX Capital, 3.00%, 5/22/30  1,120 937
Roper Technologies, 2.00%, 6/30/30  (2) 575 445
Roper Technologies, 2.95%, 9/15/29  685 582
Roper Technologies, 3.80%, 12/15/26  660 623
ServiceNow, 1.40%, 9/1/30  3,710 2,798
Texas Instruments, 1.375%, 3/12/25  655 620
Thomson Reuters, 3.35%, 5/15/26  225 211
VMware, 1.40%, 8/15/26  3,475 3,052
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  (2) 2,684 2,520
21,208
Transportation 0.8%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  462 414
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  547 541
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  28 23
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 100
Canadian National Railway, 5.85%, 11/1/33  920 918
Canadian National Railway, 6.25%, 8/1/34  95 96
Canadian Pacific Railway, 1.75%, 12/2/26  845 752
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 960
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 736
Canadian Pacific Railway, 4.70%, 5/1/48  720 558
ERAC USA Finance, 3.85%, 11/15/24  (1) 15 15

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 4.50%, 2/15/45  (1) 260 198
ERAC USA Finance, 4.90%, 5/1/33  (1)(2) 1,595 1,452
Transurban Finance, 2.45%, 3/16/31  (1) 1,820 1,402
Transurban Finance, 3.375%, 3/22/27  (1) 235 216
Transurban Finance, 4.125%, 2/2/26  (1) 185 177
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  629 517
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  (2) 938 794
9,869
Total Industrial 167,468
UTILITY 1.8%
Electric 1.5%
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 167
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 106
CMS Energy, 4.875%, 3/1/44  635 516
Duke Energy, 2.65%, 9/1/26  355 326
Duke Energy, 3.75%, 9/1/46  280 182
Duke Energy Florida, 6.35%, 9/15/37  170 168
Duke Energy Progress, 5.35%, 3/15/53  600 511
Duke Energy Progress, 6.30%, 4/1/38  100 99
Exelon, 3.40%, 4/15/26  1,815 1,722
Georgia Power, 4.95%, 5/17/33  895 818
Metropolitan Edison, 4.30%, 1/15/29  (1) 2,320 2,132
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 1,765 1,618
Mississippi Power, 3.95%, 3/30/28  905 836
Nevada Power, Series N, 6.65%, 4/1/36  400 399
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,348
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,684
PECO Energy, 5.95%, 10/1/36  (2) 150 146
Public Service Electric & Gas, 5.70%, 12/1/36  180 166
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 159
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,236
Southern, 4.40%, 7/1/46  1,935 1,422
Tampa Electric, 6.15%, 5/15/37  700 654
Vistra Operations, 3.55%, 7/15/24  (1) 1,285 1,253
17,668
Natural Gas 0.3%
APA Infrastructure, 4.25%, 7/15/27  (1) 385 360
NiSource, 1.70%, 2/15/31  1,280 940
NiSource, 3.49%, 5/15/27  710 653
NiSource, 3.95%, 3/30/48  1,000 680

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, Series KK, 5.75%, 11/15/35  140 131
2,764
Total Utility 20,432
Total Corporate Bonds
(Cost $361,213) 311,490
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Local Authorities 0.8%
Province of Alberta, 3.30%, 3/15/28  1,605 1,488
Province of British Columbia, 4.20%, 7/6/33  2,644 2,411
Province of Manitoba, Series GX, 2.60%, 4/16/24  1,507 1,485
Province of Manitoba Canada, 4.30%, 7/27/33  (2) 2,045 1,879
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,385
Province of Quebec, Series PD, 7.50%, 9/15/29  104 116
Province of Quebec, Series QO, 2.875%, 10/16/24  35 34
9,798
Owned No Guarantee 0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 295 260
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31  (1) 570 474
734
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30  (1)(2) 730 668
Republic of Poland, 3.25%, 4/6/26  890 846
United Mexican States, 2.659%, 5/24/31  5,154 4,027
5,541
Total Foreign Government Obligations & Municipalities
(Cost $18,015) 16,073
MUNICIPAL SECURITIES 3.2%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 761
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 864
California, Build America, GO, 7.625%, 3/1/40  1,350 1,536
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33  (4) 250 241
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 754
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 407
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 280
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 516

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 454
5,813
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,023
1,023
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,737 1,772
1,772
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,401
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 520
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 319
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 469
2,709
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,505
1,505
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,305
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 329
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,143
2,777
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 1,777
1,777
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,124
1,124
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 687
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 666
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,326
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 162
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 496
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 34

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 35
3,406
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,040
2,040
Oregon 0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,765
1,765
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  510 496
496
South Carolina 0.1%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  (5) 645 643
643
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 26
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 11
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 2,756
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 9
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2, 5.169%,
4/1/41  705 652
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,712
5,166
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 15
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,234
1,249
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 490
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  540 547
1,037
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,561
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,458
3,019
Total Municipal Securities
(Cost $46,816) 37,321

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.0%
Collateralized Mortgage Obligations 2.7%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65  (1) 330 284
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 1,158 948
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 989 789
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67  (1) 3,076 2,868
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51  (1) 995 824
Chase Home Lending Mortgage Trust
Series 2023-RPL1, Class A1, CMO, ARM
3.50%, 6/25/62  (1) 3,012 2,614
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 1,193 944
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 329 305
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.635%, 1/25/30  28 28
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.435%, 2/25/30  3 3
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.321%, 12/25/41  (1) 367 365
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.621%, 5/25/43  (1) 2,431 2,463
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 150 136
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 339 297

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 46 40
GCAT Trust
Series 2023-INV1, Class A1, CMO, ARM
6.00%, 8/25/53  (1) 2,477 2,374
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.924%, 10/25/50  (1) 1,101 842
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63  (1) 651 600
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 734 667
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68  (1) 435 434
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60  (1) 244 214
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59  (1) 147 127
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M TSFR + 1.214%, 6.539%, 10/25/59  (1) 56 55
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63  (1) 120 120
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.193%, 12/25/49  (1) 2,168 1,659
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 119 106
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 23 22
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 607 576
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 437 382
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 6.171%, 11/25/41  (1) 1,455 1,445

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59  (1) 239 227
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59  (1) 439 421
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 1,422 1,324
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 574 473
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 2,974 2,442
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68  (1) 554 549
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP
7.272%, 10/25/68  (1) 1,625 1,623
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68  (1) 1,692 1,663
31,253
Commercial Mortgage-Backed Securities 5.3%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.589%, 10/15/37  (1) 3,285 3,186
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.608%, 11/15/34  (1) 545 210
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,305 2,306
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.988%, 10/15/34  (1) 1,890 1,859
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52  (1) 760 686
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 403
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 823

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35  (1) 960 850
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 866
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 412
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.75%, 11/15/37  (1) 1,298 1,276
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,625
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  870 843
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,719
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 1,195 1,092
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1
2.206%, 6/25/25  323 314
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1
2.952%, 2/25/27  404 386
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  10,520 8,287
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM
3.71%, 9/25/32  4,545 3,928
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM
4.43%, 2/25/33  3,725 3,390
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36  (1) 2,315 2,209
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.482%, 12/15/36  (1) 3,110 3,093
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 7.081%, 12/15/36  (1) 10 10

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 663
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,651
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.484%, 7.069%, 10/15/33  (1) 1,625 1,532
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.549%, 4/15/38  (1) 3,667 3,598
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 37
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 656
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,277
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 2,780 2,113
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,760
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M TSFR + 1.614%, 6.948%, 5/15/38  (1) 1,695 1,483
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 1,986
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 24
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,315
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  1,724 1,716
62,584
Residential Mortgage 0.0%
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56  (1) 14 14

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58  (1) 73 70
84
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $103,895) 93,921
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.7%
U.S. Government Agency Obligations 22.4%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  505 470
3.00%, 12/1/42 - 4/1/47  2,821 2,346
3.50%, 3/1/42 - 3/1/46  2,180 1,900
4.00%, 9/1/40 - 8/1/45  782 699
4.50%, 8/1/39 - 10/1/41  401 371
5.00%, 7/1/25 - 8/1/40  304 291
5.50%, 1/1/35 - 12/1/39  85 84
6.00%, 10/1/32 - 8/1/38  72 72
6.50%, 4/1/24 - 1/1/36  37 38
7.00%, 11/1/30 - 6/1/32  3 3
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  18 18
RFUCCT1Y + 1.726%, 5.939%, 7/1/35  8 8
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  6 5
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  6 6
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  15 15
RFUCCT1Y + 2.03%, 4.276%, 11/1/36  11 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  695 138
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,360 1,942
2.00%, 8/1/36 - 5/1/52  31,842 23,672
2.50%, 3/1/42 - 5/1/52  28,979 22,396
3.00%, 3/1/35 - 9/1/52  10,554 8,710
3.50%, 5/1/31 - 1/1/52  3,577 3,120
4.00%, 6/1/37 - 2/1/50  2,995 2,639
4.50%, 9/1/37 - 5/1/50  223 204
5.00%, 12/1/41 - 5/1/53  1,649 1,541
5.50%, 8/1/53  2,404 2,282
Federal National Mortgage Assn.
3.50%, 6/1/43  6 5
4.00%, 11/1/40  377 341
4.50%, 7/1/40  4 4

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.241%, 7/1/35  5 5
RFUCCT1Y + 1.596%, 4.959%, 7/1/36  9 9
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 4.105%, 1/1/37  2 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,326 5,862
2.00%, 8/1/28 - 5/1/52  66,492 50,371
2.50%, 5/1/30 - 4/1/52  42,449 33,582
3.00%, 10/1/32 - 3/1/52  30,284 25,251
3.50%, 11/1/25 - 10/1/52  21,183 18,216
4.00%, 6/1/37 - 9/1/52  13,901 12,283
4.50%, 9/1/35 - 7/1/53  11,941 10,850
5.00%, 11/1/33 - 7/1/53  3,191 2,999
5.50%, 12/1/34 - 3/1/53  4,401 4,266
6.00%, 2/1/33 - 10/1/53  6,891 6,777
6.50%, 1/1/32 - 9/1/38  170 173
7.00%, 2/1/24 - 11/1/36  10 10
7.50%, 12/1/30  — —
UMBS, TBA  (6)
2.00%, 11/1/38  3,725 3,154
3.50%, 11/1/53  825 687
5.00%, 11/1/53  7,715 7,112
5.50%, 11/1/53  475 450
6.00%, 11/1/53  1,720 1,674
6.50%, 11/1/53  4,660 4,632
261,697
U.S. Government Obligations 7.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,328 1,087
2.00%, 3/20/51 - 5/20/52  21,111 16,307
2.50%, 8/20/50 - 1/20/52  17,883 14,261
3.00%, 9/15/42 - 6/20/52  16,593 13,756
3.50%, 9/15/41 - 1/20/49  9,281 8,050
4.00%, 2/15/41 - 10/20/52  9,355 8,307
4.50%, 9/15/34 - 10/20/52  5,330 4,875
5.00%, 1/20/33 - 6/20/49  3,379 3,206
5.50%, 10/20/32 - 3/20/49  1,195 1,169
6.00%, 8/15/33 - 4/15/36  14 14
6.50%, 10/15/25 - 8/15/29  3 3
7.00%, 11/20/52 - 9/20/53  1,027 1,041
7.50%, 12/15/23 - 3/15/32  30 30
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  80 69

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 10/20/50  1,015 758
Government National Mortgage Assn., TBA  (6)
5.50%, 11/20/53  7,605 7,272
6.00%, 11/20/53  2,165 2,121
6.50%, 11/20/53  2,530 2,524
84,850
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $399,541) 346,547
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 26.2%
U.S. Government Agency Obligations 0.0%
Federal National Mortgage Assn., 6.25%, 5/15/29  (2) 342 362
Federal National Mortgage Assn., 6.625%, 11/15/30  500 542
904
U.S. Treasury Obligations 26.2%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,093
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,438
U.S. Treasury Bonds, 2.00%, 2/15/50  (7) 32,320 17,680
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,000
U.S. Treasury Bonds, 2.25%, 8/15/49  50 29
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,186
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 846
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,301
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,066
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,126
U.S. Treasury Bonds, 3.00%, 11/15/44  615 436
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 2,949
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 4,810
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,396
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,184
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 10,921
U.S. Treasury Bonds, 3.00%, 8/15/48  60 41
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 2,880
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,076
U.S. Treasury Bonds, 3.375%, 8/15/42  7,050 5,453
U.S. Treasury Bonds, 3.625%, 5/15/53  4,445 3,464
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,702
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,122
U.S. Treasury Bonds, 4.375%, 5/15/41  20 18
U.S. Treasury Bonds, 4.75%, 2/15/41  35 33
U.S. Treasury Notes, 0.375%, 4/30/25  3,760 3,499
U.S. Treasury Notes, 0.50%, 8/31/27  50 42
U.S. Treasury Notes, 0.75%, 3/31/26  6,180 5,598
U.S. Treasury Notes, 0.875%, 6/30/26  (7) 27,760 25,006

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.25%, 8/15/31  5,985 4,583
U.S. Treasury Notes, 1.50%, 11/30/24  18,100 17,353
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 15,680
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 8,916
U.S. Treasury Notes, 2.50%, 4/30/24  7,440 7,331
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 15,995
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 11,843
U.S. Treasury Notes, 3.375%, 5/15/33  3,035 2,684
U.S. Treasury Notes, 3.50%, 2/15/33  1,880 1,683
U.S. Treasury Notes, 3.625%, 5/31/28  11,500 10,936
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 9,946
U.S. Treasury Notes, 4.00%, 6/30/28  2,845 2,746
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 7,895
U.S. Treasury Notes, 4.125%, 10/31/27  34,035 33,110
U.S. Treasury Notes, 4.625%, 2/28/25  38,000 37,667
305,763
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $359,595) 306,667
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.42%  (8)(9) 28,234 28,234
28,234
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 5.373%, 1/11/24  5,720 5,660
5,660
Total Short-Term Investments
(Cost $33,895) 33,894
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (8)(9) 1,438 1,438
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1,438

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.42%  (8)(9) 15,690 15,690
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 15,690
Total Securities Lending Collateral
(Cost $17,128) 17,128
Total Investments in Securities
103.1% of Net Assets
(Cost $1,383,044) $ 1,203,746
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$127,270 and represents 10.9% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
(6) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $29,626 and represents 2.5% of net assets.
(7) At October 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 865 U.S. Treasury Notes five year contracts 12/23 90,372 $ (1,374)
Long, 45 U.S. Treasury Notes ten year contracts 12/23 4,778 (169)
Long, 129 U.S. Treasury Notes two year contracts 12/23 26,112 (39)
Net payments (receipts) of variation margin to date 1,503
Variation margin receivable (payable) on open futures contracts $ (79)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 1,672++
Totals $ —# $ — $ 1,672+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 29,879  ¤   ¤ $ 45,362
Total $ 45,362^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,672 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,362.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,383,044) $ 1,203,746
Interest receivable 7,869
Receivable for investment securities sold 6,407
Receivable for shares sold 3,809
Other assets 42
Total assets 1,221,873
Liabilities
Payable for investment securities purchased 34,077
Obligation to return securities lending collateral 17,128
Payable for shares redeemed 2,226
Due to affiliates 82
Variation margin payable on futures contracts 79
Investment management fees payable 71
Other liabilities 451
Total liabilities 54,114
NET ASSETS $ 1,167,759

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (261,616)
Paid-in capital applicable to 129,308,374 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,429,375
NET ASSETS $ 1,167,759
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $573,654; Shares outstanding: 63,538,710) $ 9.03
I Class
(Net assets: $514,815; Shares outstanding: 56,986,414) $ 9.03
Z Class
(Net assets: $79,290; Shares outstanding: 8,783,250) $ 9.03

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
    Interest $ 43,810
Dividend 1,672
Securities lending 57
Total income 45,539
Expenses
Investment management 853
Shareholder servicing
Investor Class $ 1,028
I Class 180 1,208
Prospectus and shareholder reports
Investor Class 48
I Class 4 52
Custody and accounting 238
Legal and audit 37
Proxy and annual meeting 24
Directors 4
Miscellaneous 15
Waived / paid by Price Associates (193)
Total expenses 2,238
Net investment income 43,301

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (20,666)
Futures (5,990)
Net realized loss (26,656)
Change in net unrealized gain / loss
Securities (18,548)
Futures 2,251
Change in net unrealized gain / loss (16,297)
Net realized and unrealized gain / loss (42,953)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 348

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 43,301 $ 31,913
Net realized loss (26,656) (54,249)
Change in net unrealized gain / loss (16,297) (214,793)
Increase (decrease) in net assets from operations 348 (237,129)
Distributions to shareholders
Net earnings
Investor Class (22,099) (19,551)
I Class (19,244) (11,871)
Z Class (1,893) (473)
Decrease in net assets from distributions (43,236) (31,895)
Capital share transactions
*
Shares sold
Investor Class 287,906 529,830
I Class 91,406 409,416
Z Class 63,377 34,439
Distributions reinvested
Investor Class 21,207 18,537
I Class 17,546 10,791
Z Class 1,893 473
Shares redeemed
Investor Class (265,023) (1,139,667)
I Class (86,438) (86,804)
Z Class (6,988) (8,285)
Increase (decrease) in net assets from capital share
transactions 124,886 (231,270)

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Increase (decrease) during period 81,998 (500,294)
Beginning of period 1,085,761 1,586,055
End of period $ 1,167,759 $ 1,085,761
*Share information (000s)
Shares sold
Investor Class 30,366 51,382
I Class 9,573 37,917
Z Class 6,644 3,274
Distributions reinvested
Investor Class 2,222 1,775
I Class 1,837 1,063
Z Class 200 47
Shares redeemed
Investor Class (28,137) (108,927)
I Class (9,043) (8,433)
Z Class (732) (815)
Increase (decrease) in shares outstanding 12,930 (22,717)

T. ROWE PRICE QM U.S. Bond Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. The fund has three classes of shares: the QM U.S. Bond Index Fund (Investor Class), the QM
U.S. Bond Index Fund–I Class (I Class) and the QM U.S. Bond Index Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE QM U.S. Bond Index Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE QM U.S. Bond Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE QM U.S. Bond Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. Bond Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,152,724 $ — $ 1,152,724
Short-Term Investments 28,234 5,660 — 33,894
Securities Lending Collateral 17,128 — — 17,128
Total $ 45,362 $ 1,158,384 $ — $ 1,203,746
Liabilities
Futures Contracts* $ 1,582 $ — $ — $ 1,582
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 1,582
Total $ 1,582
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2023, securities valued at $1,391,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (5,990)
Total $ (5,990)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 2,251
Total $ 2,251

T. ROWE PRICE QM U.S. Bond Index Fund

target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 11% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE QM U.S. Bond Index Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2023, securities valued at $428,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of October 31, 2023.

T. ROWE PRICE QM U.S. Bond Index Fund

Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$15,719,000; the value of cash collateral and related investments was $17,128,000.

T. ROWE PRICE QM U.S. Bond Index Fund

Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $101,217,000 and $68,219,000, respectively, for the year ended October 31, 2023. Purchases and sales of U.S. government securities aggregated $894,652,000 and $813,957,000, respectively, for the year ended
October 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 43,236 $ 31,895

T. ROWE PRICE QM U.S. Bond Index Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding
($000s)
Cost of investments $ 1,386,736
Unrealized appreciation $ 245
Unrealized depreciation (183,235)
Net unrealized appreciation (depreciation) $ (182,990)
($000s)
Overdistributed ordinary income $ (34)
Net unrealized appreciation (depreciation) (182,990)
Loss carryforwards and deferrals (78,592)
Total distributable earnings (loss) $ (261,616)

T. ROWE PRICE QM U.S. Bond Index Fund

interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses

T. ROWE PRICE QM U.S. Bond Index Fund

previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended October 31, 2023.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $383,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2023, expenses incurred pursuant to these service agreements were $110,000 for Price
Associates; $547,000 for T. Rowe Price Services, Inc.; and $65,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 02/28/25 02/28/25 N/A
(Waived)/repaid during the period ($000s) $(93) $(53) $(47)

T. ROWE PRICE QM U.S. Bond Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2023, the fund was charged $64,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $129,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2023, approximately
22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. ROWE PRICE QM U.S. Bond Index Fund

independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE QM U.S. Bond Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price QM U.S. Bond Index
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond Index Fund, Inc. (the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October
31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. Bond Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $39,537,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE QM U.S. Bond Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 90,589,833 172,827
Mark J. Parrell 90,547,606 224,383
Kellye L. Walker 90,635,876 149,103
Eric L. Veiel 90,544,514 196,999

T. ROWE PRICE QM U.S. Bond Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE QM U.S. Bond Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE QM U.S. Bond Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE QM U.S. Bond Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With QM U.S. Bond Index Fund  Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Amit Deshpande, CFA, FRM (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anna Alexandra Dreyer, Ph.D., CFA  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

Name (Year of Birth)
Position Held With QM U.S. Bond Index Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Yongheon Lee (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146085 F134-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,158	$30,757
Audit-Related Fees	-	-
Tax Fees	-	1,199
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023